THE BEAR STEARNS FUNDS

                          Prime Money Market Portfolio
                                 Class Y Shares

                         Prospectus dated August 1, 2003

                  Prospectus Supplement dated November 18, 2003

      The following supplements the information in this Prospectus.

Strategic Arrangement between BSAM and Dreyfus -- Portfolio Reorganization

      On November 18, 2003, Bear Stearns Asset Management Inc. ("BSAM") and The Dreyfus Corporation (with its relevant affiliates, "Dreyfus") announced a strategic arrangement in which Portfolios of The Bear Stearns Funds ("BSF") will merge with new or existing Dreyfus funds that have the same or similar investment objectives (the "Transaction"). If shareholders of the Portfolios approve these mergers, those shareholders will receive shares of the corresponding Dreyfus funds having the same value as their Portfolio shares.

      The Transaction has received the approvals of the Board of Trustees of BSF (the "BSF Board") and the Boards of the relevant Dreyfus funds (other than the Board of the Dreyfus fund corresponding to the Income Portfolio, another series of BSF). The Transaction is subject to shareholder approval and is expected to close by the end of the second quarter of 2004. The Board of the Dreyfus fund corresponding to the Income Portfolio is expected to consider the relevant merger in the near future.

      Under the strategic arrangement, BSAM will continue its asset management role as sub-adviser to several of the Equity Funds.

o  What does the Transaction mean for the Portfolio's management?

      This Portfolio would reorganize into Bear Stearns Prime Money Market Fund, a newly formed series of Dreyfus Premier Manager Funds I, a newly formed investment company. Upon the closing of the reorganization, Dreyfus will serve as the sole investment adviser to the Dreyfus fund.

o  How does the reorganization work?

      If the Portfolio's shareholders approve the proposed reorganization, the Portfolio would transfer all of its assets, subject to certain identified liabilities, to the Dreyfus fund, in exchange for shares of the Dreyfus fund. Portfolio shareholders would then receive shares of the Dreyfus fund in a dollar amount equal to the total value of their shares of the Portfolio on the date of the reorganization. The Portfolio would then cease operations.

      Under the terms of the proposal, shareholders of the Portfolio would become shareholders of the Dreyfus fund. No sales charges would be imposed on the proposed transfer. For the reorganization to close, the Portfolio must receive a legal opinion that the reorganization will not result in gain or loss to the Portfolio's shareholders for federal income tax purposes.

o  When will shareholders vote on the proposed reorganization?

      The Portfolio expects to convene a special shareholder meeting during the first quarter of 2004. If the Portfolio's shareholders approve the proposed reorganization, it is anticipated that the reorganization will take place soon after that meeting. Shareholders will be sent more information about the proposed reorganizations in proxy solicitation materials expected to be mailed during the first quarter of 2004.

o  What happens if shareholders don't approve the proposed reorganization?

      If this Portfolio's shareholders do not approve this proposal, the Transaction will not take place. The BSF Board would then consider other options for managing this Portfolio.

o  What will happen between now and the reorganization?

      Until this Portfolio's reorganization closes, BSAM will continue to manage the Portfolio in a manner consistent with the investment policies described in the Prospectus. In addition, the Portfolio will continue to sell shares and reinvestment of dividends and distributions into shares of the Portfolio will continue for those shareholders who have elected this option. As always, however, the Portfolio reserves the right to further restrict sales of its shares. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting.

                                      * * *

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call 1-800-766-4111.


                                                                   BSF-S-028-01

                             THE BEAR STEARNS FUNDS

                               Fixed Income Funds

                                Income Portfolio
                        High Yield Total Return Portfolio

                           Class A, B, C and Y Shares

                        Prospectuses dated August 1, 2003

                  Prospectus Supplement dated November 18, 2003

      The following supplements and modifies the information in this Prospectus.

Strategic Arrangement between BSAM and Dreyfus -- Portfolio Reorganizations

      On November 18, 2003, Bear Stearns Asset Management Inc. ("BSAM") and The Dreyfus Corporation (with its relevant affiliates, "Dreyfus") announced a strategic arrangement in which Portfolios of The Bear Stearns Funds ("BSF") will merge with new or existing Dreyfus funds that have the same or similar investment objectives (the "Transaction"). If shareholders of the Portfolios approve these mergers, those shareholders will receive shares of the corresponding Dreyfus funds having the same value as their Portfolio shares.

      The Transaction has received the approvals of the Board of Trustees of BSF (the "BSF Board") and the Boards of the relevant Dreyfus funds (other than the Board of the Dreyfus fund corresponding to the Income Portfolio). The Transaction is subject to shareholder approval and is expected to close by the end of the second quarter of 2004. The Board of the Dreyfus fund corresponding to the Income Portfolio is expected to consider the relevant merger in the near future.

      Under the strategic arrangement, BSAM will continue its asset management role as sub-adviser to several of the Equity Funds.

o  What does the Transaction mean for each Fixed Income Fund's management?

      The Income Portfolio would reorganize into Dreyfus Premier Core Bond Fund, a series of Dreyfus Premier Fixed Income Funds (assuming approval by both the Dreyfus fund Board and the Income Portfolio's shareholders); and

      The High Yield Portfolio would reorganize into Dreyfus Premier Limited Term High Yield Fund, a series of The Dreyfus/Laurel Funds Trust.

      Dreyfus currently serves as the investment adviser for Dreyfus Premier Core Bond Fund and Dreyfus Premier Limited Term High Yield Fund, each of which is a currently-operating mutual fund. Upon the closing of these reorganizations, Dreyfus will continue to serve as the sole investment adviser to each of these Dreyfus funds.

o  How does a reorganization work?

      If a Portfolio's shareholders approve the proposed reorganization, the Portfolio would transfer all of its assets, subject to certain identified liabilities, to the corresponding Dreyfus fund, in exchange for shares of that Dreyfus fund. Portfolio shareholders would then receive shares of the Dreyfus fund in a dollar amount equal to the total value of their shares of the Portfolio on the date of the reorganization. The Portfolio would then cease operations.

      Under the terms of the proposal, shareholders of a Portfolio would become shareholders of the corresponding Dreyfus fund. No sales charges would be imposed on the proposed transfer. For a reorganization to close, the Portfolio must receive a legal opinion that the reorganization will not result in gain or loss to the Portfolio's shareholders for federal income tax purposes.

o  When will shareholders vote on the proposed reorganizations?

      Each Portfolio expects to convene a special shareholder meeting during the first quarter of 2004. If a Portfolio's shareholders approve the proposed reorganization, it is anticipated that the reorganization will take place soon after that meeting. Shareholders will be sent more information about the proposed reorganizations in proxy solicitation materials expected to be mailed during the first quarter of 2004.

o  What happens if shareholders don't approve a proposed reorganization?

      If shareholders of a Portfolio do not approve this proposal, the Board has voted to liquidate the Portfolio, unless the Prime Money Market Portfolio, another series of BSF, does not reorganize (see the paragraph in bold, below). Liquidation of a Portfolio does not require shareholder approval. For a limited time before liquidation, shareholders of a liquidating Portfolio may exchange their shares for a comparable share class of certain Dreyfus funds without the imposition of any otherwise applicable sales loads. More information will be provided about this limited-time exchange privilege if and when necessary.

   o With respect to the Income Portfolio, what happens if the Dreyfus fund Board doesn't approve the proposed reorganization?

         If the Dreyfus fund Board does not approve this proposal, BSAM will recommend that the BSF Board vote to liquidate the Income Portfolio. As discussed above, liquidation of the Portfolio does not require shareholder approval and there would be a limited-time exchange privilege with certain Dreyfus funds. As discussed below, the Transaction depends on the reorganization of the Prime Money Market Portfolio (see the next paragraph).

      SPECIAL NOTE: If shareholders of the Prime Money Market Portfolio do not approve that Portfolio's proposed reorganization, the Transaction will not take place. In that case, neither of the Fixed Income Funds would reorganize or liquidate in connection with the Transaction. The BSF Board would then consider other options for managing the Fixed Income Funds.

o  What will happen between now and the reorganizations?

      Until a Fixed Income Fund's proposed reorganization closes, BSAM will continue to manage the Fund in a manner consistent with the investment policies described in the Prospectus. In addition, a Fixed Income Fund will continue to sell shares and reinvestment of dividends and distributions into Fixed Income or Equity Fund shares will continue for those shareholders who have elected this option. As always, however, each Fixed Income Fund reserves the right to further restrict sales of its shares. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting.

      Shareholders of each Fixed Income Fund also may continue to redeem their shares or exchange their shares for shares of other series of BSF (other than the Prime Money Market Portfolio), as described in the Prospectus, before the closing of the proposed reorganization.

Modification of Class B CDSC Schedule

      The following modifies the discussion of Class B sales charges under "Investing in the Portfolios -- How Sales Charges are Calculated."

      Effective December 1, 2003, contingent deferred sales charges ("CDSCs") will be imposed on the redemption of Class B shares purchased on or after this date according to the following schedule:

                                                 CDSC as a % of Dollar
             Year Since Purchase                 Amount Subject to CDSC
      --------------------------------------------------------------------
             First                                         4%
             Second                                        4%
             Third                                         3%
             Fourth                                        3%
             Fifth                                         2%
             Sixth*                                        1%
      --------------------------------------------------------------------

      *     Class B shares of a Portfolio (acquired on or after December 1,
            2003) will automatically convert into Class A shares of the same Portfolio at the end of the calendar quarter that is six years after the initial purchase of the Class B shares.

      Class B shares purchased before this date will remain subject to the following schedule:

                                                 CDSC as a % of Dollar
             Year Since Purchase                 Amount Subject to CDSC
      --------------------------------------------------------------------
             First                                         5%
             Second                                        4%
             Third                                         3%
             Fourth                                        3%
             Fifth                                         2%
             Sixth                                         1%
             Seventh                                       0%
             Eighth*                                       0%
      --------------------------------------------------------------------

      * Class B shares of a Portfolio (acquired before December 1, 2003) will automatically convert into Class A shares of the same Portfolio at the end of the calendar quarter that is eight years after the initial purchase of the Class B shares.

      If a Portfolio is neither reorganized nor liquidated, the Class B CDSC schedule currently in effect may be re-instated.

                                    * * *

Please insert this Supplement in the front of your Prospectus(es). If you want to obtain more information, please call 1-800-766-4111.



                                                                    BSF-S-027-01

                             THE BEAR STEARNS FUNDS

                                  Equity Funds

                               S&P STARS Portfolio
                        S&P STARS Opportunities Portfolio
                            The Insiders Select Fund
                            Intrinsic Value Portfolio
                            Small Cap Value Portfolio
                             Alpha Growth Portfolio
                         International Equity Portfolio

                           Class A, B, C and Y Shares

                        Prospectuses dated August 1, 2003

                  Prospectus Supplement dated November 18, 2003

      The following supplements and modifies the information in these Prospectuses.

Strategic Arrangement between BSAM and Dreyfus -- Portfolio Reorganizations

      On November 18, 2003, Bear Stearns Asset Management Inc. ("BSAM") and The Dreyfus Corporation (with its relevant affiliates, "Dreyfus") announced a strategic arrangement in which Portfolios of The Bear Stearns Funds ("BSF") will merge with new or existing Dreyfus funds that have the same or similar investment objectives (the "Transaction"). If shareholders of the Portfolios approve these mergers, those shareholders will receive shares of the corresponding Dreyfus funds having the same value as their Portfolio shares.

      The Transaction has received the approvals of the Board of Trustees of BSF (the "BSF Board") and the Boards of the relevant Dreyfus funds (other than the Board of the Dreyfus fund corresponding to the Income Portfolio, another series of BSF). The Transaction is subject to shareholder approval and is expected to close by the end of the second quarter of 2004. The Board of the Dreyfus fund corresponding to the Income Portfolio is expected to consider the relevant merger in the near future.

      Under the strategic arrangement, BSAM will continue its asset management role as sub-adviser to several of the Equity Funds.

o  What does the Transaction mean for each Equity Fund's management?

      The S&P STARS Portfolio would reorganize into Dreyfus Premier S&P STARS Fund, a new series of Dreyfus Premier Manager Funds I, a newly established investment company. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the primary investment adviser to Dreyfus Premier S&P STARS Fund and BSAM will serve as the Fund's sub-adviser.

      The S&P STARS Opportunities Portfolio would reorganize into Dreyfus Premier S&P STARS Opportunities Fund, a new series of Dreyfus Premier Manager Funds I. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the sole investment adviser to Dreyfus Premier S&P STARS Opportunities Fund.

      The Insiders Select Fund and the Intrinsic Value Portfolio would reorganize into Dreyfus Premier Intrinsic Value Fund, a newly established series of Dreyfus Premier Manager Funds I. Upon the closing of the proposed reorganization, Dreyfus will serve as the primary investment adviser to Dreyfus Premier Intrinsic Value Fund and BSAM will serve as the Fund's sub-adviser.

      The Small Cap Value Portfolio would reorganize into Dreyfus Premier Future Leaders Fund, a series of Dreyfus Growth and Value Funds, Inc. Dreyfus currently serves as the investment adviser of Dreyfus Premier Future Leaders Fund, a currently-operating mutual fund. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the sole investment adviser to Dreyfus Premier Future Leaders Fund.

      The Alpha Growth Portfolio would reorganize into Dreyfus Premier Alpha Growth Fund, a new series of Dreyfus Premier Manager Funds I. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the primary investment adviser to Dreyfus Premier Alpha Growth Fund and BSAM will serve as the Fund's sub-adviser.

      The International Equity Portfolio would reorganize into Dreyfus Premier International Value Fund, a series of Dreyfus Growth and Value Funds, Inc. Dreyfus currently serves as the investment adviser of Dreyfus Premier International Value Fund, a currently-operating mutual fund. Upon the closing of the Portfolio's reorganization, Dreyfus will serve as the sole investment adviser to Dreyfus Premier International Value Fund.

o  How does a reorganization work?

      If a Portfolio's shareholders approve the proposed reorganization, the Portfolio would transfer all of its assets, subject to certain identified liabilities, to the corresponding Dreyfus fund, in exchange for shares of that Dreyfus fund. Portfolio shareholders would then receive shares of the Dreyfus fund in a dollar amount equal to the total value of their shares of the Portfolio on the date of the reorganization. The Portfolio would then cease operations.

      Under the terms of the proposal, shareholders of a Portfolio would become shareholders of the corresponding Dreyfus fund. No sales charges would be imposed on the proposed transfer. For a reorganization to close, the Portfolio must receive a legal opinion that the reorganization will not result in gain or loss to the Portfolio's shareholders for federal income tax purposes.

o  When will shareholders vote on the proposed reorganizations?

      Each Portfolio expects to convene a special shareholder meeting during the first quarter of 2004. If a Portfolio's shareholders approve the proposed reorganization, it is anticipated that the reorganization will take place soon after that meeting. Shareholders will be sent more information about the proposed reorganizations in proxy solicitation materials expected to be mailed during the first quarter of 2004.

o  What happens if shareholders don't approve a proposed reorganization?

      S&P STARS Portfolio. If the S&P STARS Portfolio's shareholders do not approve this proposal, the BSF Board will consider other options for managing the Portfolio.

      All Other Portfolios. If shareholders of any other Portfolio do not approve this proposal, the Board has voted to liquidate the Portfolio, unless the Prime Money Market Portfolio, another series of BSF, does not reorganize (see the paragraph in bold, below). Liquidation of a Portfolio does not require shareholder approval. For a limited time before liquidation, shareholders of a liquidating Portfolio may exchange their shares for a comparable share class of certain Dreyfus funds without the imposition of any otherwise applicable sales loads. More information will be provided about this limited-time exchange privilege if and when necessary.

      Insiders Select Fund/Intrinsic Value Portfolio. If the Intrinsic Value Portfolio's shareholders do not approve the proposed reorganization, The Insider Select Fund's reorganization will not take place. The reverse is not the case, however -- if the Intrinsic Value Portfolio's shareholders approve the proposed reorganization, that reorganization will close, even if The Insider Select Fund's shareholders do not approve their Fund's reorganization (in that case, the Fund would liquidate, as described above).

      SPECIAL NOTE: If shareholders of the Prime Money Market Portfolio do not approve that Portfolio's proposed reorganization, the Transaction will not take place. In that case, none of the Equity Funds would reorganize or liquidate in connection with the Transaction. The BSF Board would then consider other options for managing the Equity Funds.

o  What will happen between now and the reorganizations?

      Until an Equity Fund's proposed reorganization closes, BSAM will continue to manage the Fund in a manner consistent with the investment policies described in the Prospectus. In addition, each Equity Fund will continue to sell shares and reinvestment of dividends and distributions into Equity or Fixed Income shares will continue for those shareholders who have elected this option. As always, however, each Equity Fund reserves the right to further restrict sales of its shares. Shares purchased after the record date set for the special meeting of shareholders will not have the right to vote at the special meeting.

      Shareholders of each Equity Fund also may continue to redeem their shares or exchange their shares for shares of other series of BSF (other than the Prime Money Market Portfolio), as described in the Prospectus, before the closing of the proposed reorganization.

Modification of Class B CDSC Schedule

      The following modifies the discussion of Class B sales charges under "Investing in the Portfolios -- How Sales Charges are Calculated."

      Effective December 1, 2003, contingent deferred sales charges ("CDSCs") will be imposed on the redemption of Class B shares purchased on or after this date according to the following schedule:

                                                 CDSC as a % of Dollar
             Year Since Purchase                 Amount Subject to CDSC
      --------------------------------------------------------------------
             First                                         4%
             Second                                        4%
             Third                                         3%
             Fourth                                        3%
             Fifth                                         2%
             Sixth*                                        1%
      --------------------------------------------------------------------

      *     Class B shares of a Portfolio (acquired on or after December 1,
            2003) will automatically convert into Class A shares of the same Portfolio at the end of the calendar quarter that is six years after the initial purchase of the Class B shares.

      Class B shares purchased before this date will remain subject to the following schedule:

                                                 CDSC as a % of Dollar
             Year Since Purchase                 Amount Subject to CDSC
      --------------------------------------------------------------------
             First                                         5%
             Second                                        4%
             Third                                         3%
             Fourth                                        3%
             Fifth                                         2%
             Sixth                                         1%
             Seventh                                       0%
             Eighth*                                       0%
      --------------------------------------------------------------------

      * Class B shares of a Portfolio (acquired before December 1, 2003) will automatically convert into Class A shares of the same Portfolio at the end of the calendar quarter that is eight years after the initial purchase of the Class B shares.

      If a Portfolio is neither reorganized nor liquidated, the Class B CDSC schedule currently in effect may be re-instated.

                                      * * *

Please insert this Supplement in the front of your Prospectus(es). If you want to obtain more information, please call 1-800-766-4111.





                                                                    BSF-S-026-01